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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.    Name and address of issuer:

      Chubb Separate Account C
      One Granite Place
      Concord, NH  03301

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.    Investment Company Act File Number:  811-8230

      Securities Act File Number:  33-72830

4(a).      Last day of fiscal year for which this notice is filed:

           December 31, 1997

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

       (i) Aggregate sale price of securities sold
           during the fiscal year pursuant to               $ 12,660,124
           section 24(f):                                   ------------

      (ii) Aggregate price of securities redeemed or        $  1,288,147
           repurchased during the fiscal year:              ------------

     (iii) Aggregate price of securities redeemed or        $
           repurchased during any PRIOR fiscal year         -----------
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:

      (iv) Total available redemption credits [add          -----------
           Items 5(ii) and 5(iii):

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       (v) Net Sales - if Item 5(I) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                             $11,371,477
                                                        -----------

      (vi) Redemption credits available for use
           in future years -- if Item 5(i) is
           less than Item 5(iv) [subtract Item
           5(iv) from Item 5(I)]:                       $(         )
                                                        -----------

     (vii) Multiplier for determining registration
           fee (See Instruction C.9):                    x  .000295
                                                          ---------

    (viii) Registration fee due (multiply Item
           5(v) by Item 5(vii) (enter "0" if no
           fee is due):                                 =$ 3,354.59
                                                           ========

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of
    securities (number of shares or other units) deducted here:              .
    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                      +$   N/A
                                                          --------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                      =$  3,354.59
                                                          ========

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: On or about March 31, 1998

        Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means


                                  SIGNATURES

    This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated:


    By (Signature and Title)*

                                      /s/ Thomas Elwood, Assistant Counsel

    Date: March 11, 1998